Equity - Reserves (Tables)	12 Months Ended
Dec. 31, 2023
Equity - Reserves [Abstract]
Schedule of Equity Reserves
	Consolidated			Consolidated
	As of December 31,	As of December 31,	As of December 31,	As of December 31,
	2023	2022	2021	2023
	AUD$	AUD$	AUD$	$

Foreign currency reserve	(1,209,073)	(697,705)	237,437	(827,006)
Re-measurements of defined benefit plans reserve	(132,872)	(142,432)	(508,949)	(90,884)
	(1,341,945)	(840,137)	(271,512)	(917,890)

Schedule of Movements in Class of Reserve	Movements in each class of reserve during the current and previous financial year are set out below:
	Re-measurement of defined benefit plans	Foreign currency
	reserve	reserve	Total	Total
Consolidated	AUD$	AUD$	AUD$	$

Balance at January 1, 2021	(474,752)	198,160	(276,592)
Re-measurement of defined benefit plans	(34,197)		(34,197)
Re-allocation between accumulated losses and foreign currency reserve	-	39,277	39,277

Balance at December 31, 2021	(508,949)	237,437	(271,512)
Re-measurement of defined benefit plans	366,517		366,517
Re-allocation between accumulated losses and foreign currency reserve	-	(935,142)	(935,142)

Balance at December 31, 2022	(142,432)	(697,705)	(840,137)
Re-measurement of defined benefit plans	9,560		9,560	6,539
Re-allocation between accumulated losses and foreign currency reserve	-	(511,368)	(511,368)	(349,776)

Balance at December 31, 2023	(132,872)	(1,209,073)	(1,341,945)	(917,890)